Related Party Transactions (Details) (USD $)	12 Months Ended			0 Months Ended				3 Months Ended	6 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Jan. 02, 2014 Employment Agreements [Member]	Jan. 02, 2014 Consulting Agreement [Member]	Mar. 31, 2014 Consulting Agreement [Member]	Jan. 02, 2014 Conversion Agreement [Member]	Mar. 31, 2014 Fountainhead [Member]	Sep. 30, 2013 Fountainhead [Member] Investor	Dec. 31, 2013 Fountainhead [Member]	Mar. 31, 2014 Peter Zachariou [Member]	Dec. 31, 2013 Peter Zachariou [Member]	Mar. 31, 2013 Peter Zachariou [Member]	Mar. 31, 2014 David Cantor [Member]	Dec. 31, 2013 David Cantor [Member]	Mar. 31, 2014 Fountainhead And Peter Zachariou [Member]
Related Party Transactions (Textual)
Loan amount	$ 2,373,556		$ 1,732,812							$ 415,744		$ 210,000	$ 300,000		$ 15,000	$ 2,247,037
Interest rate on secured debentures and Preferred C Stock	6.00%
Secured loan notes, due date	Due on demand or by their one-year anniversary.
Warrants sold to purchase shares									177,439
Warrant sale price									$ 0.10
Warrant exercise price									$ 1.88
Number of investors									7
Loan repayment term																Fountainhead and Peter Zachariou agreed to extend the maturity of all of the Company's debt obligations due to them due to as of August 9, 2013 (aggregating $2,247,037) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.
Repayment of debt								91,519			20,000			15,000
Annual compensation of employment agreements				110,000
Description of employment agreements				The aforementioned Employment Agreements provide for annual compensation of $110,000, payment of which is deferred for 12 months from the Effective Date and is subject to the achievement of certain enumerated milestone conditions.
Decrease in retainer payable to Fountainhead					10,000
Retainer payable to Fountainhead					5,000
Extension of maturity date					Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to to January 2, 2015.
Accrued consulting fee							1,426,542
Common Stock issued to Fountainhead	$ 675	$ 1,028	$ 602			$ 15,000
Common Stock issued to Fountainhead, Shares	6,757,225	10,285,832	6,020,555			6,276